UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8611

Legg Mason Charles Street Trust, Inc.

Name of Registrant:

100 Light Street,

Baltimore, MD 21202

Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason Wood Walker, Incorporated

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 03/31/06

Date of reporting period: 09/30/2005

Item 1.	Report to Shareholders.

Batterymarch U.S. Small

Capitalization Equity Portfolio

Investment Commentary and

Semi-Annual Report to Shareholders

September 30, 2005

Investment Commentary

Batterymarch U.S. Small Capitalization Equity Portfolio

Total returns for the Fund and some comparative indices for various periods ended September 30, 2005, are presented below:

Average Annual Total Returns
	6 Months	One Year	Three Years	Five Years	Since InceptionA
Batterymarch U.S. Small Capitalization Equity
Institutional Class	+7.71%	+17.43%	+19.36%	+7.50%	+6.30%
Financial Intermediary Class	+7.55%	+16.98%	N/A	N/A	+19.50%
Russell 1000 IndexB	+6.08%	+14.26%	+17.65%	-1.27%	-0.08%
Russell 2000 IndexC	+9.21%	+17.95%	+24.12%	+6.45%	+3.95%
Russell 2000 Growth IndexD	+13.15%	+17.97%	+23.23%	-2.54%	-6.19%
Russell 2000 Value IndexE	+8.33%	+17.75%	+24.89%	+15.18%	+15.44%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods longer than one year represent average annual returns.

Six-Month Review as of September 30, 2005

Performance

For the six months ended September 30, 2005, the Fund’s total return was 7.71%, compared with 9.21% for the small-capitalization benchmark, the Russell 2000 Index. In comparison, the S&P 500 IndexF rose 4.08%.

Since the Fund’s inception on March 13, 2000, through September 30, 2005, the total return was 6.30% annualized, compared with 3.95% for the Russell 2000 Index and -0.33% for the S&P 500 Index.

For the six-month period, sector allocations were positive for the Fund, most notably its overweight in energy-related names relative to the benchmark, as these stocks continued to outperform, and the underweight in banks. Stock selection detracted, however, due to holdings within health care services, most notably the managed health care companies. Selection for the Fund was most positive for the health care sector, particularly pharmaceuticals.

As the Federal Reserve Board steadily increased interest rates to 3.75%, interest rate-sensitive stocks related to homebuilders, real estate investment trusts (REITs), mortgage origination and refinancing lagged towards the end of the period. For the benchmark, real estate stocks within the financials sector, which was the best-performing sector during the second quarter, came under increased pressure from rising interest rates in the third quarter, while the flattening yield curve squeezed profit margins within the banks.

A	The Fund’s Institutional Class inception date is March 13, 2000. The Financial Intermediary Class inception date is January 9, 2003. Index returns are for periods beginning February 29, 2000. It is not possible to invest in an index.
B	Measures the performance of 1,000 of the largest capitalized U.S. domiciled companies.
C	Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
D	Measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
E	Measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
F	The S&P 500 Index is a market capitalization-weighted index, composed of 500 widely-held common stocks, including reinvestment of dividends, that is generally considered representative of the U.S. stock market.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

ii

Investment Commentary

Hurricane damage along the U.S. Gulf Coast had a major impact on oil refining and transportation capabilities, temporarily pushing oil prices to nearly $70 a barrel. For the Russell 2000 benchmark, the energy and energy services sectors were the leaders for the six-month period, rising 45.0% and 35.5% respectively, followed by health care, which rose 17.7%.

Retailers was the worst-performing sector for the index, declining 4.7%, as housing costs, credit card debt, escalating gas prices and rising interest rates seemed to take a toll on consumer confidence.

The Fund participated in the positive market for small caps, benefiting from many quality names with solid fundamentals. The most significant contributor to returns for the six-month period was USG Corporation, manufacturer and distributor of building materials. The stock, which gained 107.2%, in the Fund during the period, was attractively ranked with strong scores across the dimensions of our stock selection model.

Our stock selection model allows us to look at stocks from a fundamental perspective with the speed and efficiency of quantitative investors. This approach lets us evaluate 3,000 liquid stocks daily, ranking stocks across six dimensions: cash flow, earnings growth, expectations, value, technical and corporate signals. Within each dimension, the range of factors includes both growth and value. We rank stocks across multiple peer groups, and buy only those stocks ranked “buy” and sell only those ranked “sell.” In addition, we rank the relative attractiveness of 20 Batterymarch-defined sectors and overweight the four top-ranked sectors, underweight the bottom four and neutral weight the others. We optimize daily, using a multifactor risk model; sector and market- cap exposures are strictly controlled. Our proprietary trading strategy is designed to minimize transaction costs.

The Fund was attractively positioned compared with the benchmark as measured by characteristics such as return on equity and price-to-cash flow. The portfolio had a lower 12-month forward PE, 11.8X compared with 16.0X. The Fund was broadly diversified across our 20 sectors and was most overweighted in materials, retailers, energy and health care and most underweighted in banks and real estate of the financials sectors.

While the outlook for small-cap stocks hinges on further economic expansion, we find that numerous small companies appear poised to grow significantly. Our models currently favor energy-related businesses and those involved in advancing medical care. Conversely, cyclical companies, such as those within the technology sector, and many stocks in the banks and real estate financials sectors remain poorly ranked by our models.

Batterymarch Financial Management, Inc.

October 19, 2005

The views expressed in this commentary reflect those of the investment adviser as of the date of this commentary. Any such views are subject to change at any time based on market or other conditions, and Batterymarch U.S. Small-Capitalization Equity Portfolio and Legg Mason Wood Walker, Incorporated disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions for the Batterymarch U.S. Small-Capitalization Equity Portfolio are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of the Fund.

A Fund that invests in smaller companies may involve higher risk than a Fund that invests in larger, more established companies. Small companies may have limited product lines, markets or financial resources.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

iii

Batterymarch

U.S. Small Capitalization

Equity Portfolio

Semi-Annual Report to Shareholders

September 30, 2005

Semi-Annual Report to Shareholders

EXPENSE EXAMPLE

Batterymarch U.S. Small Capitalization Equity Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Financial Intermediary Class shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2005, and held through September 30, 2005.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/05	Ending Account Value 9/30/05	Expenses PaidA During the Period 4/1/05 to 9/30/05
Institutional Class
Actual	$1,000.00	$1,077.10	$3.96
Hypothetical (5% return before expenses)	1,000.00	1,021.26	3.85
Financial Intermediary Class
Actual	$1,000.00	$1,075.50	$6.24
Hypothetical (5% return before expenses)	1,000.00	1,019.05	6.07

A	The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio of .76% and 1.2% for the Institutional Class and the Financial Intermediary Class, respectively, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365 (to reflect the one-half year period).

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION

Batterymarch U.S. Small Capitalization Equity Portfolio

The graphs which follow compare the Fund’s Institutional and Financial Intermediary Classes’ performance against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $1 million investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Index returns are for periods beginning February 29, 2000. It is not possible to invest in an index.

Semi-Annual Report to Shareholders

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	Index returns are for the periods beginning December 31, 2002.

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Selected Portfolio PerformanceC

Strongest performers for the Third Quarter ended September 30, 2005D		Weakest performers for the Third Quarter ended September 30, 2005D
1. ViroPharma Incorporated	+199.3%	1. Movie Gallery, Inc.	-60.6%
2. i2 Technologies, Inc.	+133.0%	2. AMERIGROUP Corporation	-52.4%
3. Freightcar America Inc.	+105.8%	3. Imergent, Inc.	-47.5%
4. Kendle International Inc.	+85.7%	4. The Wet Seal, Inc.	-33.9%
5. Dobson Communications Corporation	+80.3%	5. Hutchinson Technology, Inc.	-32.2%
6. Alpharma Inc.	+72.4%	6. The First Marblehead Corporation	-27.2%
7. Giant Industries, Inc.	+62.6%	7. QLT Inc.	-26.4%
8. USG Corporation	+61.7%	8. Centene Corporation	-25.5%
9. William Lyon Homes, Inc.	+60.0%	9. Kindred Healthcare, Inc.	-24.8%
10. Clean Harbors, Inc.	+56.6%	10. LCA-Vision Inc.	-23.3%

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they are paid.
D	Securities held for the entire six months.

The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

	% OF NET ASSETS	SHARES/PAR	VALUE
Common Stock and Equity Interests	99.6%

Auto and Transportation	3.0%
AAR Corp.		81	$1,383A
ArvinMeritor, Inc.		134	2,239
Freightcar America Inc.		34	1,387
Mesa Air Group, Inc.		104	857A
Terex Corporation		194	9,580A
Tsakos Energy Navigation Ltd.		92	3,301
Wabtec Corporation		42	1,133
World Air Holdings, Inc.		609	6,460A

			26,340

Consumer Discretionary	21.0%
Aaron Rents, Inc.		211	4,467
Ameristar Casinos, Inc.		184	3,839
Argosy Gaming Company		80	3,754A
BJ’s Wholesale Club, Inc.		297	8,252A
Borders Group, Inc.		131	2,912
Boyd Gaming Corporation		65	2,803
Brightpoint, Inc.		173	3,311A
Charming Shoppes, Inc.		523	5,579A
Conn’s, Inc.		27	737A
Deckers Outdoor Corporation		68	1,641A
Domino’s Pizza Inc.		275	6,411
EarthLink, Inc.		587	6,285A
Genesco Inc.		228	8,502A
Guess?, Inc.		73	1,562A
Hewitt Associates, Inc.		54	1,479A
Intrawest Corporation		153	4,174
Jack In The Box Inc.		205	6,146A
JAKKS Pacific, Inc.		177	2,865A
Korn/Ferry International		303	4,964A
Labor Ready, Inc.		40	1,017A
Lions Gate Entertainment Corp.		224	2,140A
M.D.C. Holdings, Inc.		35	2,752
ManTech International Corporation		100	2,644A
Meritage Corporation		95	7,298A
Monarch Casino & Resort, Inc.		131	2,225A
MoneyGram International, Inc.		84	1,828
Movie Gallery, Inc.		224	2,326
MSC Industrial Direct Co., Inc.		100	3,327
Oxford Industries, Inc.		76	3,425
Parlux Fragrances, Inc.		88	2,550A
Payless ShoeSource, Inc.		314	5,467A

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE
Common Stock and Equity Interests—Continued

Consumer Discretionary—Continued
Phillips Van Heusen Corporation		194	$6,024
Priceline.com Incorporated		173	3,342A
ProQuest Company		89	3,225A
Rent-A-Center, Inc.		170	3,281A
Scholastic Corporation		32	1,164A
Stein Mart, Inc.		78	1,577
The Cato Corporation		93	1,853
The Nautilus Group, Inc.		328	7,233
The Pantry, Inc.		65	2,441A
The Readers Digest Association, Inc.		385	6,155
The Sports Authority, Inc.		194	5,717A
The Talbots, Inc.		103	3,073
The Warnaco Group, Inc.		110	2,408A
The Wet Seal, Inc.		186	836A
Too Inc.		309	8,472A
Tupperware Corporation		62	1,415
Ventiv Health, Inc.		210	5,504A
WCI Communities, Inc.		167	4,738A
Zale Corporation		9	256A

			185,396

Consumer Staples	5.3%
Beazer Homes USA, Inc.		95	5,591
Chiquita Brands International, Inc.		200	5,598
Gold Kist Inc.		559	10,927A
HealthTronics Inc.		46	452
Hovnanian Enterprises, Inc.		106	5,437A
Nash Finch Company		87	3,662
Pacific Sunwear of California, Inc.		280	5,992A
Technical Olympic USA, Inc.		200	5,232
The Timberland Company		107	3,625A

			46,516

Energy	3.9%
Energen Corporation		133	5,774
Energy Partners, Ltd.		146	4,555A
Oil States International, Inc.		121	4,395A
Remington Oil & Gas Corporation		45	1,863A
Swift Energy Company		205	9,361A
W&T Offshore, Inc.		246	7,984

			33,932

Semi-Annual Report to Shareholders

	% OF NET ASSETS	SHARES/PAR	VALUE
Common Stock and Equity Interests—Continued
Financials	14.4%
Affiliated Managers Group, Inc.		77	$5,547A
American Home Mortgage Investment Corp.		201	6,102
CB Richard Ellis Group, Inc.		149	7,322A
Compucredit Corporation		191	8,489A
Downey Financial Corp.		55	3,377
East West Bancorp, Inc.		107	3,639
Essex Property Trust, Inc.		42	3,798
FelCor Lodging Trust Inc.		95	1,438A
First BanCorp.		286	4,832
First Niagara Financial Group, Inc.		356	5,140
FirstFed Financial Corp.		88	4,719A
Fremont General Corporation		310	6,772
Greater Bay Bancorp		156	3,849
Jackson Hewitt Tax Service Inc.		148	3,548
John H. Harland Company		63	2,811
KKR Financial Corp.		162	3,607
Lasalle Hotel Properties		21	737
Nationwide Financial Services, Inc.		41	1,650
Ohio Casualty Corporation		228	6,183
OMEGA Healthcare Investors, Inc.		39	548
Platinum Underwriters Holdings, Ltd.		121	3,608
Portfolio Recovery Associates, Inc.		44	1,904A
Selective Insurance Group, Inc.		70	3,432
Stewart Information Services Corporation		13	686
The Commerce Group, Inc.		32	1,845
The First Marblehead Corporation		162	4,122
UICI		165	5,949
United Rentals, Inc.		305	6,018A
W Holding Company, Inc.		446	4,265
Wintrust Financial Corporation		103	5,164
Zenith National Insurance Corp.		90	5,636

			126,737

Health Care	14.5%
Alpharma Inc.		288	7,168
Amedisys, Inc.		115	4,485A
AMERIGROUP Corporation		108	2,067A
Angiotech Pharmaceuticals, Inc.		298	4,181A
Apria Healthcare Group Inc.		86	2,747
Centene Corporation		264	6,603A
CONMED Corporation		167	4,649A
Cutera, Inc.		147	3,808A
Dade Behring Holdings Inc.		102	3,739

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE
Common Stock and Equity Interests—Continued

Health Care—Continued
Diagnostic Products Corporation		11	$580
DJ Orthopedics Incorporated		166	4,802A
Genesis HealthCare Corporation		89	3,599A
Geron Corporation		408	4,185A
Haemonetics Corporation		165	7,842A
Human Genome Sciences, Inc.		235	3,187A
Invacare Corporation		40	1,650
Kendle International Inc.		103	2,907A
Kindred Healthcare Inc.		121	3,600A
King Pharmaceuticals, Inc.		441	6,786A
LCA-Vision Inc.		199	7,394
Medarex, Inc.		97	923A
Pediatrix Medical Group, Inc.		21	1,621A
Per-Se Technologies, Inc.		32	665A
QLT Inc.		436	3,347A
Respironics, Inc.		163	6,859A
Serologicals Corporation		305	6,871A
SFBC International, Inc.		128	5,671A
STERIS Corporation		226	5,372
Techne Corporation		110	6,285A
ViroPharma Incorporated		218	4,526A

			128,119

Integrated Oils	1.3%
Giant Industries, Inc.		85	4,970A
Holly Corporation		106	6,782

			11,752

Materials	13.4%
Bluegreen Corporation		282	4,970A
Building Materials Holding Corporation		64	5,955
Carpenter Technology Corporation		22	1,266
Clean Harbors, Inc.		10	333A
Commercial Metals Company		223	7,511
Crown Holdings, Inc.		409	6,523A
Eagle Materials Inc.		63	7,634
FMC Corporation		167	9,544A
Greif Inc.		49	2,921
Jones Lang LaSalle Incorporated		99	4,542
Lone Star Technologies, Inc.		124	6,893A
NS Group, Inc.		261	10,260A
Olin Corporation		215	4,073
Paxar Corporation		75	1,270A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	SHARES/PAR	VALUE
Common Stock and Equity Interests—Continued

Materials—Continued
Quanex Corporation		110	$7,304
Reliance Steel & Aluminum Co.		58	3,059
Silgan Holdings Inc.		93	3,104
Steel Dynamics, Inc.		119	4,049
Teledyne Technologies Incorporated		74	2,550A
Terra Industries Inc.		495	3,293A
Titanium Metals Corporation		55	2,184A
USG Corporation		196	13,490A
Westlake Chemical Corporation		188	5,099

			117,827

Miscellaneous	0.7%
Walter Industries, Inc.		133	6,522

Other Energy	3.7%
Alon USA Energy, Inc.		331	7,981	A
Frontier Oil Corporation		220	9,739
Grey Wolf, Inc.		788	6,644	A
Lufkin Industries, Inc.		23	998
Superior Energy Services, Inc.		316	7,301	A

			32,663

Producer Durables	5.3%
Applied Industrial Technologies, Inc.		101	3,616
China Yuchai International Limited		329	3,380
Esterline Technologies Corporation		63	2,402	A
Itron, Inc.		112	5,105	A
JLG Industries, Inc.		214	7,823
Kennametal Inc.		229	11,236
Photronics, Inc.		320	6,201	A
WESCO International, Inc.		63	2,130	A
William Lyon Homes, Inc.		29	4,501	A

			46,394

Technology	11.1%
Agere Systems Incorporated		354	3,689	A
Bio-Rad Laboratories, Inc.		32	1,732	A
Brocade Communications Systems, Inc.		1,340	5,467	A
ChipMOS TECHNOLOGIES (Bermuda) LTD.		313	2,157	A
Click Commerce, Inc.		77	1,411	A
CommScope, Inc.		328	5,692	A
Comtech Telecommunications Corp.		95	3,952	A
Hutchinson Technology, Inc.		136	3,555	A
i2 Technologies, Inc.		141	2,632	A

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE
Common Stock and Equity Interests—Continued

Technology—Continued
Imergent, Inc.		353	$1,966	A
Komag, Incorporated		239	7,629	A
McDATA Corporation		832	4,362	A
NETGEAR, Inc.		159	3,828	A
Omnivision Technologies, Inc.		284	3,583	A
Orckit Communications Ltd.		27	673	A
Parametric Technology Corporation		406	2,827	A
PerkinElmer, Inc.		101	2,061
Perot Systems Corporation		387	5,478	A
Plexus Corp.		53	902	A
Progress Software Corporation		77	2,458	A
Sigmatel Incorporated		273	5,522	A
Sybase, Inc.		315	7,382	A
Transaction Systems Architects, Inc.		116	3,231	A
United Online, Inc.		257	3,559
Western Digital Corporation		745	9,628	A
Zoran Corporation		191	2,737	A

			98,113

Utilities	2.0%
Commonwealth Telephone Enterprises, Inc.		92	3,477
Dobson Communications Corporation		600	4,605	A
Nicor Inc.		161	6,759
NorthWestern Corporation		8	233
WPS Resources Corporation		37	2,145

			17,219

Total Common Stock and Equity Interests (Identified Cost—$811,600)			877,530
Repurchase Agreements	1.5%
Bank of America 3.78%, dated 9/30/05, to be repurchased at $6,846, on 10/03/05 (Collateral : $6,900 Freddie Mac notes 4.3% due 5/5/08, value $6,983)		$6,844	6,844
Goldman, Sachs & Company 3.71%, dated 9/30/05, to be repurchased at $6,846 on 10/3/05 (Collateral: $6,824 Fannie Mae mortgage-backed securities 6.0% due 4/1/35, value $6,985)		6,843	6,843

Total Repurchase Agreements (Identified Cost—$13,687)			13,687
Total Investments (Identified Cost—$825,287)	101.1%		891,217
Other Assets Less Liabilities	(1.1)%		(9,755)

Net assets	100.0%		$881,462

A	Non-income producing.

Semi-Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

Assets:
Investment securities at market value (Identified Cost—$811,600)		$877,530
Short-term securities at value (Identified Cost—$13,687)		13,687
Cash		18
Receivable for securities sold		6,604
Receivable for fund shares sold		1,148
Receivable for dividend and interest income		343

Total assets		899,330

Liabilities:
Payable for fund shares repurchased	$1,465
Payables for securities purchased	15,799
Accrued management fees	509
Accrued distribution and service fees	2
Accrued expenses	93

Total liabilities		17,868

Net Assets		$881,462

Net assets consist of:
Accumulated paid-in-capital applicable to:
74,896 Institutional Class shares outstanding		$762,564
939 Financial Intermediary Class shares outstanding		10,242
Undistributed net investment income		1,795
Undistributed net realized gain on investments		40,931
Unrealized appreciation of investments		65,930

Net Assets		$881,462

Net Asset Value Per Share:
Institutional Class		$11.62
Financial Intermediary Class		$11.54

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2005 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Income:
DividendsA	$4,889
Interest	175

Total income		$5,064

Expenses:
Management fee	2,986
Distribution and service fees	14B
Audit and legal fees	26
Custodian fees	79
Directors’ fees and expenses	19
Registration fees	44
Reports to shareholders	17
Transfer agent and shareholder servicing expense:
Institutional Class	30
Financial Intermediary Class	11
Other expenses	27

Total expenses		3,253

Net Investment Income		1,811

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain on investments	42,106
Change in unrealized appreciation/(depreciation) of investments	21,307

Net Realized and Unrealized Gain/(Loss) on Investments		63,413

Change in Net Assets Resulting From Operations		$65,224

A	Net of foreign taxes withheld of $10.
B	See Note 1 to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands) (Unaudited)

Batterymarch U.S. Small Capitalization Equity Portfolio

	FOR THE SIX MONTHS ENDED 9/30/05	FOR THE YEAR ENDED 3/31/05
	(Unaudited)
Change in Net Assets:
Net investment income/(loss)	$1,811	$754
Net realized gain on investments	42,106	61,802
Change in unrealized appreciation/(depreciation) of investments	21,307	(24,044)

Change in net assets resulting from operations	65,224	38,512
Distributions to shareholders:
From net investment income:
Institutional Class	(129)	(636)
Financial Intermediary Class	—	—
From net realized gain on investment:
Institutional Class	(61,660)	(44,063)
Financial Intermediary Class	(802)	(833)
Change in net assets from Fund share transactions:
Institutional Class	200,959	108,564
Financial Intermediary Class	(206)	116

Change in net assets	203,386	101,660

Net Assets:
Beginning of period	678,076	576,416

End of period (including undistributed net investment income of $1,795 and $113, respectively)	$881,462	$678,076

See notes to financial statements.

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Batterymarch U.S. Small Capitalization Equity Portfolio

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2005		YEARS ENDED MARCH 31,
			2005	2004	2003	2002	2001
	(UNAUDITED)
Net asset value, beginning of period	$11.61		$11.90	$8.09	$10.27	$8.72	$9.68

Investment operations:
Net investment income	.02		.01	.01	.04	.03	.03A
Net realized and unrealized gain/ (loss) on investments	.85		.58	4.05	(2.18)	1.56	(.97)

Total from investment operations	.87		.59	4.06	(2.14)	1.59	(.94)

Distributions:
From net investment income	—B		(.01)	(.02)	(.04)	(.04)	(.02)
From net realized gain on investments	(.86)		(.87)	(.23)	—	—	—

Total distributions	(.86)		(.88)	(.25)	(.04)	(.04)	(.02)

Net asset value, end of period	$11.62		$11.61	$11.90	$8.09	$10.27	$8.72

Ratios/supplemental data:
Total return	7.71	%C	5.87%	50.52%	(20.87)%	18.26%	(9.72)%
Expenses to average net assets	.76	%D	.76%	.81%	.87%	.94%	.95	%A
Net investment income to average net assets	.43	%D	.13%	.15%	.59%	.35%	.59	%A
Portfolio turnover rate	94.5	%C	175.0%	141.1%	119.4%	158.0%	146.5%

Net assets, end of period (in thousands)	$870,633		$667,045	$565,130	$209,376	$157,560	$92,136

A	Net of fees waived and expenses reimbursed by the manager pursuant to a contractual expense limitation of 0.95% until August 1, 2006. If no fees had been waived or expenses reimbursed by the manager, the annualized ratio of expenses to average net assets would have been 1.14% for the year ended March 31, 2001.
B	$0.0018 per share.
C	Not annualized.
D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2005		YEARS ENDED MARCH 31,
			2005	2004	2003E
	(UNAUDITED)
Net asset value, beginning of period	$11.56		$11.88	$8.09	$8.47

Investment operations:
Net investment income	—		(.03)	(.01)	—F
Net realized and unrealized gain/(loss) on investments	.84		.58	4.03	(0.38)

Total from investment operations	.84		.55	4.02	(0.38)

Distributions:
From net investment income	—		—	—G	—
From net realized gain on investments	(.86)		(.87)	(.23)	—

Total distributions	(.86)		(.87)	(.23)	—

Net asset value, end of period	$11.54		$11.56	$11.88	$8.09

Ratios/supplemental data:
Total return	7.55	%C	5.42%	50.01%	(4.49	)%C
Expenses to average net assets	1.20	%D	1.20%	1.06%	1.10	%D
Net investment income to average net assets	(.02	)%D	(.31)%	(.33)%	.14	%D
Portfolio turnover rate	94.5	%C	175.0%	141.1%	119.4%

Net assets, end of period (in thousands)	$10,829		$11,031	$11,286	$688

E	For the period January 9, 2003 (commencement of operations) to March 31, 2003.
F	$0.0003 per share
G	$0.004 per share.

See notes to financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Charles Street Trust, Inc., consisting of the Batterymarch U.S. Small Capitalization Equity Portfolio (“Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified management investment company.

The Fund offers two classes of shares: Institutional and Financial Intermediary Class. Effective March 1, 2004, both classes were closed to new investors. The income and expenses of the Fund are allocated proportionately to each class based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2005, there were no fair valued securities.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2005, investment transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$923,686	$783,398

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the

Semi-Annual Report to Shareholders

fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the six months ended September 30, 2005, the Fund did not earn any compensating balance credits.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2005.

3. Transactions With Affiliates:

The Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with LMFA. The investment adviser is responsible for the actual investment activity of the Fund. To the extent LMFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMFA will pay Batterymarch the entire management fee it receives from the Fund.

LMFA has contractually agreed, until August 1, 2006, to waive its fees and reimburse expenses in any month to the extent the Fund’s expenses (exclusive of taxes, brokerage and extraordinary expense) exceed during that month an annual rate of 0.95% and 1.20% of the average daily net assets of the Institutional and Financial Intermediary Classes, respectively.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit, if any, imposed by LMFA at that time. At September 30, 2005, there were no amounts subject to repayment.

Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as the distributor of the Fund. The 12b-1 plan for the Financial Intermediary Class of the Fund provides for payments of distribution and

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

service fees to Legg Mason at an annual rate of up to 0.40% of the Class’s average daily net assets. The Board of Directors of the Fund has approved payments under this plan of 0.25% of average daily net assets.

No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the six months ended September 30, 2005.

Batterymarch, LMFA and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit

The Fund, along with certain other Legg Mason funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2005.

5. Fund Share Transactions

At September 30, 2005, there were 500 million shares authorized at $0.001 par value for each of the Institutional and Financial Intermediary Classes of the Fund. Share transactions were as follows:

	Institutional Class		Financial Intermediary Class
	Six Months Ended 9/30/05	Year Ended 3/31/05	Six Months Ended 9/30/05	Year Ended 3/31/05
Shares:
Sold	19,305	17,116	138	266
Reinvestment of Distributions	5,301	4,102	71	79
Repurchased	(7,144)	(11,279)	(225)	(340)

Net Change	17,462	9,939	(16)	5

Amount:
Sold	$222,455	$190,431	$1,569	$2,969
Reinvestment of Distributions	60,003	43,496	802	833
Repurchased	(81,499)	(125,363)	(2,577)	(3,686)

Net Change	$200,959	$108,564	$(206)	$116

Semi-Annual Report to Shareholders

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

On May 12, 2005, the Fund, by action of its Board of Directors, approved the engagement of PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending March 31, 2006, effective upon the resignation of Ernst & Young LLP ("E&Y").

On June 6, 2005, E&Y resigned as the Fund's independent registered public accounting firm. The reports of the financial statements audited by E&Y for the Fund for fiscal years ended March 31, 2005 and 2004 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. For the fiscal years 2004 and 2005 and through June 6, 2005, there were no disagreements between the Fund and E&Y on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements.

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Manager

Legg Mason Fund Adviser, Inc.

Investment Adviser

Batterymarch Financial Management, Inc.

Boston, MA

Transfer Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Information about the policies and procedures that Batterymarch U.S. Small Capitalization Equity Portfolio uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-888-425-6432 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov).

Information regarding how Batterymarch U.S. Small Capitalization Equity Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or on the Fund’s website at www.lminstitutionalfunds.com.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Wood Walker, Incorporated

Member NYSE, Inc., Member SIPC

100 Light Street

P.O. Box 17635

Baltimore, MD 21297-1635

888-425-6432

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc

Date: November 28, 2005

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer, Legg Mason Charles Street Trust, Inc.

Date: November 25, 2005